Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Balance brought forward	$ 181,847,374	$ 174,580,335	$ 0
Plus:
Remeasurement of carrying value to redemption value	4,913,790	7,267,039	13,406,776
Class A Ordinary Shares subject to possible redemption	$ 186,761,164	$ 181,847,374	$ 174,580,335